Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per shar
Amount Registered | shares	5,937,008
Proposed Maximum Offering Price per Unit	10.89
Maximum Aggregate Offering Price	$ 64,654,017.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,928.72
Offering Note	Estimated in accordance with Rule 457(c))and Rule 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), on the Nasdaq Capital Market on April 29, 2026, which date is within five business days prior to filing this registration statement. Represents up to an aggregate of 5,937,008 shares of the Common Stock (the "Shares"), consisting of (i) up to 4,437,008 shares of Common Stock, issuable under the Eagle Nuclear Energy Corp. 2025 Equity Incentive Plan (the "Plan"), and (ii) up to 1,500,000 shares of Common Stock (the "Earnout Shares") reserved for future issuance under the Plan to be used solely and exclusively for the grant of Common Stock pursuant to the earnout provisions of the Amended and Restated Agreement and Plan of Merger, dated as of September 29, 2025 (as it may be amended, supplemented, or otherwise modified from time to time, the "Merger Agreement"), by and among Spring Valley Acquisition Corp. II, the Registrant, Spring Valley Merger Sub III, Inc., a wholly owned, direct subsidiary of the Registrant, Spring Valley Merger Sub II, Inc., a wholly owned, direct subsidiary of the Registrant, and Eagle Energy Metals Corp. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also includes an indeterminate number of additional shares of Common Stock that may become issuable pursuant to the anti-dilution provisions of the Plan.